Cover Page Cover Page	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	THE GAP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7562
Entity Tax Identification Number	94-1697231
Entity Address, Address Line One	Two Folsom Street
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	427-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	GAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000039911
Amendment Flag	false